Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of intangible assets

(Amounts in thousands; except years)	Weighted-Average Remaining Amortization Period (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Indefinite-lived intangible assets:
Trademarks		$1,180	$—	$1,180

Finite-lived intangible assets:
Backlog	1.7	4,732	2,697	2,035
Total intangible assets, net		$5,912	$2,697	$3,215

(Amounts in thousands; except years)	Weighted-Average Remaining Amortization Period (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Indefinite-lived intangible assets:
Trademarks		$1,180	$—	$1,180

Finite-lived intangible assets:
Backlog	2.7	4,732	898	3,834

Total intangible assets, net		$5,912	$898	$5,014